Quarterly Holdings Report
for
Fidelity® Nordic Fund
January 31, 2026
NOR-NPRT1-0426
1.813058.121
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
DroneShield Ltd (a)(c)	455,296	1,052,590
DENMARK - 28.4%
Consumer Staples - 0.5%
Beverages - 0.5%
Royal Unibrew A/S	18,100	1,697,858
Financials - 4.4%
Banks - 4.2%
Danske Bank A/S	297,200	15,165,793
Insurance - 0.2%
Tryg A/S	35,183	854,955
TOTAL FINANCIALS		16,020,748
Health Care - 11.9%
Biotechnology - 0.8%
Genmab A/S (a)	8,400	2,736,598
Health Care Equipment & Supplies - 0.4%
Coloplast AS Series B	16,300	1,389,493
Pharmaceuticals - 10.7%
ALK-Abello A/S Series B (a)	51,600	1,700,248
Novo Nordisk A/S Series B	622,100	36,939,829
		38,640,077
TOTAL HEALTH CARE		42,766,168
Industrials - 10.1%
Air Freight & Logistics - 6.1%
DSV A/S	77,900	21,872,610
Electrical Equipment - 4.0%
NKT A/S (a)	26,400	3,461,141
Vestas Wind Systems A/S	370,400	11,227,347
		14,688,488
TOTAL INDUSTRIALS		36,561,098
Materials - 1.5%
Chemicals - 1.5%
Novonesis Novozymes B Series B	88,816	5,437,211
TOTAL DENMARK		102,483,083
FINLAND - 9.2%
Financials - 4.8%
Banks - 4.8%
Nordea Bank Abp (Sweden)	896,844	17,307,604
Industrials - 0.8%
Machinery - 0.8%
Wartsila OYJ Abp	71,800	2,910,698
Information Technology - 2.1%
Communications Equipment - 2.1%
Nokia Oyj	1,199,100	7,723,297
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Cityvarasto Oyj (d)	52,600	1,059,940
Utilities - 1.2%
Electric Utilities - 1.2%
Fortum Oyj	178,300	4,208,994
TOTAL FINLAND		33,210,533
FRANCE - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Abivax SA ADR (a)	12,200	1,356,029
GERMANY - 2.3%
Industrials - 2.3%
Construction & Engineering - 0.5%
HOCHTIEF AG	4,600	1,934,586
Electrical Equipment - 1.8%
Nordex SE (a)	70,300	2,816,557
Siemens Energy AG (a)	20,400	3,495,384
		6,311,941
TOTAL GERMANY		8,246,527
NORWAY - 8.8%
Consumer Staples - 1.4%
Food Products - 1.4%
Mowi ASA	219,800	5,053,083
Energy - 1.4%
Energy Equipment & Services - 0.2%
Odfjell Drilling Ltd	75,400	749,263
Oil, Gas & Consumable Fuels - 1.2%
Equinor ASA	159,400	4,284,438
TOTAL ENERGY		5,033,701
Financials - 2.1%
Banks - 2.1%
DNB Bank ASA	262,000	7,527,688
Industrials - 2.0%
Aerospace & Defense - 2.0%
Kongsberg Gruppen ASA	206,600	7,091,182
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
Norbit ASA (d)	69,500	1,329,308
Semiconductors & Semiconductor Equipment - 0.4%
Nordic Semiconductor ASA (a)	110,700	1,489,717
TOTAL INFORMATION TECHNOLOGY		2,819,025
Materials - 1.1%
Metals & Mining - 1.1%
Norsk Hydro ASA	461,100	4,093,593
TOTAL NORWAY		31,618,272
SWEDEN - 43.2%
Consumer Discretionary - 1.5%
Specialty Retail - 1.5%
Haypp Group AB (a)	415,698	5,301,520
Financials - 9.5%
Banks - 3.4%
Swedbank AB A1 Shares	311,500	12,124,283
Capital Markets - 1.1%
Nordnet AB	131,100	4,244,652
Financial Services - 5.0%
Investor AB B Shares	464,500	17,896,874
TOTAL FINANCIALS		34,265,809
Health Care - 2.7%
Biotechnology - 0.8%
Swedish Orphan Biovitrum AB B Shares (a)	75,300	2,848,846
Health Care Providers & Services - 0.7%
Ambea AB (b)(c)	96,500	1,473,365
Asker Healthcare Group AB (a)	129,500	1,091,391
		2,564,756
Life Sciences Tools & Services - 0.9%
AddLife AB B Shares	173,800	2,663,340
Medcap AB (a)	12,900	709,627
		3,372,967
Pharmaceuticals - 0.3%
Camurus AB (a)	14,400	1,079,091
TOTAL HEALTH CARE		9,865,660
Industrials - 23.6%
Aerospace & Defense - 3.7%
Mildef Group AB (d)	76,500	1,124,204
Saab AB B Shares	158,400	12,358,827
		13,483,031
Building Products - 3.2%
Assa Abloy AB B Shares	190,200	7,690,534
Munters Group AB (b)(c)	192,300	3,788,790
		11,479,324
Machinery - 16.7%
Atlas Copco AB B Shares	1,193,700	21,461,809
Beijer Alma AB B Shares	140,200	4,163,110
Epiroc AB A Shares	305,400	8,561,336
Indutrade AB	163,400	3,833,915
Sandvik AB	394,300	15,569,467
Volvo AB B Shares	183,400	6,664,284
		60,253,921
TOTAL INDUSTRIALS		85,216,276
Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 2.6%
Hexagon AB B Shares	203,800	2,297,853
Lagercrantz Group AB B Shares	323,653	7,107,104
		9,404,957
Technology Hardware, Storage & Peripherals - 0.6%
Dynavox Group AB (a)	234,400	2,302,554
TOTAL INFORMATION TECHNOLOGY		11,707,511
Materials - 2.5%
Metals & Mining - 2.1%
Boliden AB (a)	106,300	7,477,696
Paper & Forest Products - 0.4%
Svenska Cellulosa AB SCA B Shares	110,300	1,381,304
TOTAL MATERIALS		8,859,000
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Swedish Logistic Property AB B Shares (a)	142,304	670,183
TOTAL SWEDEN		155,885,959
SWITZERLAND - 1.2%
Industrials - 1.2%
Building Products - 1.1%
Belimo Holding AG	3,610	3,945,994
Electrical Equipment - 0.1%
ASTA Energy Solutions AG	8,100	283,239
TOTAL SWITZERLAND		4,229,233
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	100,000	5,512,952
UNITED KINGDOM - 2.4%
Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC	86,002	5,195,691
Financials - 1.0%
Financial Services - 1.0%
Enity Holding AB	280,900	3,482,119
TOTAL UNITED KINGDOM		8,677,810
TOTAL COMMON STOCKS (Cost $232,855,310)		352,272,988

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	3,222,896	3,223,541
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	1,557,653	1,557,809
TOTAL MONEY MARKET FUNDS (Cost $4,781,350)			4,781,350

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $237,636,660)	357,054,338
NET OTHER ASSETS (LIABILITIES) - 1.1%	3,909,530
NET ASSETS - 100.0%	360,963,868

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,262,155 or 1.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,314,745 or 1.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	631,975	16,213,117	13,621,619	16,974	68	-	3,223,541	3,222,896	0.0%
Fidelity Securities Lending Cash Central Fund	1,790,526	3,343,399	3,575,969	6,401	(147)	-	1,557,809	1,557,653	0.0%
Total	2,422,501	19,556,516	17,197,588	23,375	(79)	-	4,781,350

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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